Deferred income tax assets and liabilities - Summary of Deferred Tax Balances (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 33,088	€ 34,810
Deferred tax liabilities	(5,243)	(7,663)
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15	72
Deferred tax liabilities	(490)	(18)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	317
Deferred tax liabilities	(723)	(819)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	256	272
Deferred tax liabilities	(4,002)	(8,377)
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,395	4,747
Deferred tax liabilities	(295)	(14)
Loans and borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,162	911
Deferred tax liabilities	(337)	0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,124	786
Deferred tax liabilities	(515)	(31)
Deferred tax on tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,991	1,569
Deferred tax liabilities	0	0
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,311	28,249
Deferred tax liabilities	0	0
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(168)	(336)
Other investments at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities		(181)
Liabilities	1
Offsetting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,284	2,113
Deferred tax liabilities	€ (1,286)	€ (2,113)